WELLS S&P REIT INDEX FUND
312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202-4094

BOARD OF TRUSTEES                       ----------------------------------------
Leo F. Wells III
John L. Bell                                             WELLS
Richard W. Carpenter
Bud Carter                                                S&P
Donald S. Moss                                      REIT INDEX FUND
Walter W. Sessoms
                                        ----------------------------------------
INVESTMENT ADVISER
Wells Asset Management, Inc.
6200 The Corners Parkway, Suite 250
Atlanta, Georgia 30092

SUB-ADVISER
Gateway Investment Advisers, L.P.
400 TechneCenter Drive
Milford, Ohio 45150

UNDERWRITER
Wells Investment Securities, Inc.
6200 The Corners Parkway, Suite 250
Atlanta, Georgia 30092

INDEPENDENT AUDITORS                               SEMI-ANNUAL REPORT
Arthur Andersen LLP                                   June 30, 2000
425 Walnut Street                                      (Unaudited)
Cincinnati, Ohio 45202

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
Nationwide: (Toll-Free) 800-282-1581                     WELLS
                                                   Real Estate Funds
                                                         [LOGO]

                                        ----------------------------------------


                                        ----------------------------------------

LETTER TO SHAREHOLDERS                                           AUGUST 15, 2000
================================================================================

Dear Shareholder,

The first half of 2000 has clearly redefined the role REITs play in portfolio diversification. While volatility in technology and other high-growth sectors has rocked the boat, REITs have offered investors shelter from a stormy stock market. And, as more investors have moved toward REITs, the undervalued REIT share price has rallied. In fact, for the six months ended June 30, 2000, the return for the Wells S&P REIT Index Fund was 12.58%. Through July 31, 2000, the year-to-date return was 22.6%.

Industry observers attribute this REIT rebirth to many different factors. First, REITs simply are moving up when almost everything else is moving down. Secondly, many investors are not getting enough cash flow from stocks and are finding it hard to access the money they have tied up in investments. While the average stock dividend yield is only around 1-2%, the Wells S&P REIT Index Fund is currently generating a 6.31% dividend yield as of July 31, 2000.

In addition, REITs are once again receiving well-deserved endorsements by industry experts after a two-year slump. This renewed interest in REITs by market analysts is significant for investors across the board who closely monitor investment trends.

Lastly, it appears there may be an overall shift in investment styles. After several years of momentum investing in technology stocks, investors are re-focusing their attention on "value" stocks. REITs fall nicely into this "value" category because they are backed by hard assets and because they kick off consistent dividends.

With the dramatic fluctuations in the overall market and with many of the major indices in negative territory for 2000, it is important to note that the key focus from an investor standpoint should continue to be long-term results. Real estate plays an important role in asset allocation as studies show that REITs can assist investors in reducing overall portfolio risk and generating higher returns.

Looking forward, REITs are expected to maintain this growth as continued strength in the economy is likely to keep buildings occupied and rents rising. Further, the National Association of Real Estate Investment Trusts reports that real estate fundamentals (supply is balanced with demand) are quite solid.

At Wells, we believe that REITs are right for any investor who aspires to have a healthy portfolio. As always, we thank you for your support and look forward to a rewarding future. Your questions and comments are always welcome. Contact us at (800) 282-1581 or on the web at www.wellsref.com.

Yours truly,

/s/ Leo F. Wells, III

Leo F. Wells, III
President

WELLS S&P REIT INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)
================================================================================
ASSETS
Investment securities:
        At acquisition cost ..................................     $ 28,764,399
                                                                   ============
        At market value (Note 1) .............................     $ 28,847,180
Dividends receivable .........................................          219,971
Receivable from Adviser (Note 3) .............................           26,077
Receivable for capital shares sold ...........................          340,963
Organization expenses, net (Note 1) ..........................           20,197
Other assets .................................................           35,683
                                                                   ------------
        TOTAL ASSETS .........................................       29,490,071
                                                                   ------------
LIABILITIES
Dividends payable ............................................           73,765
Payable for capital shares redeemed ..........................            3,200
Payable for securities purchased .............................          354,714
Payable to Administrator (Note 3) ............................           12,145
Other accrued expenses and liabilities .......................            9,995
                                                                   ------------
        TOTAL LIABILITIES ....................................          453,819
                                                                   ------------

NET ASSETS ...................................................     $ 29,036,252
                                                                   ============

NET ASSETS CONSIST OF:
Paid-in capital ..............................................     $ 31,063,258
Accumulated net realized losses from security transactions ...       (2,109,787)
Net unrealized depreciation on investments ...................          (82,781)
                                                                   ------------
Net assets ...................................................     $ 29,036,252
                                                                   ============

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ......................     $ 23,875,347
                                                                   ============
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) ......        3,228,487
                                                                   ============
Net asset value and redemption price per share (Note 1) ......     $       7.40
                                                                   ============
Maximum offering price per share (Note 1) ....................     $       7.71
                                                                   ============

PRICING OF CLASS B SHARES
Net assets applicable to Class B shares ......................     $  2,895,571
                                                                   ============
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) ......          386,335
                                                                   ============
Net asset value, offering price and redemption
  price per share (Note 1) ...................................     $       7.49
                                                                   ============

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ......................     $  2,265,334
                                                                   ============
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) ......          303,166
                                                                   ============
Net asset value, offering price and redemption
  price per share (Note 1) ...................................     $       7.47
                                                                   ============

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2000 (Unaudited)
================================================================================
INVESTMENT INCOME
Dividends ...................................................       $ 1,007,900
                                                                    -----------
EXPENSES
  Investment advisory fees (Note 3) .........................            61,998
  Custodian fees ............................................            24,687
  Transfer agent fees, Class A (Note 3) .....................            14,590
  Transfer agent fees, Class B (Note 3) .....................             7,200
  Transfer agent fees, Class C (Note 3) .....................             7,200
  Accounting services fees (Note 3) .........................            24,000
  Insurance expense .........................................             2,325
  Registration fees, Common .................................             2,667
  Registration fees, Class A ................................             6,090
  Registration fees, Class B ................................             8,485
  Registration fees, Class C ................................             8,335
  Administrative services fees (Note 3) .....................            18,724
  Professional fees .........................................             5,513
  Postage and supplies ......................................             9,439
  Amortization of organization expenses (Note 1) ............             3,787
  Reports to shareholders ...................................             4,952
  Pricing expenses ..........................................             1,098
  Distribution expenses, Class A (Note 3) ...................             2,108
  Distribution expenses, Class B (Note 3) ...................               141
  Distribution expenses, Class C (Note 3) ...................               196
  Other Expenses ............................................               770
                                                                    -----------
     TOTAL EXPENSES .........................................           214,305
  Fees waived and/or common expenses reimbursed by
    the Adviser (Note 3) ....................................           (75,574)
  Class B expenses waived by the Adviser (Note 3) ...........            (3,616)
  Class C expenses waived by the Adviser (Note 3) ...........            (3,603)
                                                                    -----------
     NET EXPENSES ...........................................           131,512
                                                                    -----------

NET INVESTMENT INCOME .......................................           876,388
                                                                    -----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized losses from security transactions ............          (913,854)
  Net change in unrealized appreciation/depreciation
    on investments ..........................................         3,043,502
                                                                    -----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ............         2,129,648
                                                                    -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS ..................       $ 3,006,036
                                                                    ===========

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
===========================================================================================================
                                                                                SIX MONTHS
                                                                                   ENDED          YEAR
                                                                                 JUNE 30,         ENDED
                                                                                   2000       DECEMBER 31,
                                                                               (UNAUDITED)        1999
-----------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
        Net investment income ............................................    $    876,388    $    970,382
        Net realized losses from security transactions ...................        (913,854)     (1,010,275)
        Net change in unrealized appreciation/depreciation on investments        3,043,502      (1,502,786)
                                                                              ------------    ------------

Net increase (decrease) in net assets from operations ....................       3,006,036      (1,542,679)
                                                                              ------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
        Dividends from net investment income, Class A ....................       (752, 210)       (914,054)
        Dividends from net investment income, Class B ....................         (66,359)        (27,091)
        Dividends from net investment income, Class C ....................         (57,819)        (29,237)
        Return of capital, Class A .......................................            --          (232,688)
        Return of capital, Class B .......................................            --           (11,705)
        Return of capital, Class C .......................................            --            (8,711)
                                                                              ------------    ------------
Decrease in net assets from distributions to shareholders ................        (876,388)     (1,223,486)
                                                                              ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS (Note 4):
CLASS A
        Proceeds from shares sold ........................................       5,061,068      11,937,533
        Net asset value of shares issued in reinvestment
          of distributions to shareholders ...............................         653,598       1,010,353
        Payments for shares redeemed .....................................      (2,910,105)     (3,137,252)
                                                                              ------------    ------------
Net increase in net assets from Class A share transactions ...............       2,804,561       9,810,634
                                                                              ------------    ------------
CLASS B
        Proceeds from shares sold ........................................       1,409,395       1,398,817
        Net asset value of shares issued in reinvestment
          of distributions to shareholders ...............................          40,591          27,124
        Payments for shares redeemed .....................................         (37,987)         (7,741)
                                                                              ------------    ------------
Net increase in net assets from Class B share transactions ...............       1,411,999       1,418,200
                                                                              ------------    ------------
CLASS C
        Proceeds from shares sold ........................................         929,315       1,692,064
        Net asset value of shares issued in reinvestment
          of distributions to shareholders ...............................          47,159          29,453
        Payments for shares redeemed .....................................        (148,790)       (307,505)
                                                                              ------------    ------------
Net increase in net assets from Class C share transactions ...............         827,684       1,414,012
                                                                              ------------    ------------

TOTAL INCREASE IN NET ASSETS .............................................       7,173,893       9,876,681

NET ASSETS:
Beginning of period (Note 1) .............................................      21,862,359      11,985,678
                                                                              ------------    ------------
End of period ............................................................    $ 29,036,252    $ 21,862,359
                                                                              ============    ============

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND-- CLASS A
FINANCIAL HIGHLIGHTS
==============================================================================================
Per Share Data for a Share Outstanding Throughout Each Period
----------------------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED            YEAR           PERIOD
                                                    JUNE 30,         ENDED           ENDED
                                                      2000        DECEMBER 31,    DECEMBER 31,
                                                   (UNAUDITED)        1999           1998(A)
----------------------------------------------------------------------------------------------
Net asset value at beginning of period .......    $       6.80    $       7.75    $      10.00
                                                  ------------    ------------    ------------
Income (loss) from investment operations:
        Net investment income ................            0.24            0.38            0.26
        Net realized and unrealized gains
          (losses) on investments ............            0.60           (0.85)          (2.20)
                                                  ------------    ------------    ------------
Total from investment operations .............            0.84           (0.47)          (1.94)
                                                  ------------    ------------    ------------
Less distributions:
        Dividends from net investment income .           (0.24)           (.38)          (0.26)
        Return of capital ....................            --             (0.10)          (0.05)
                                                  ------------    ------------    ------------
Total distributions ..........................           (0.24)          (0.48)          (0.31)
                                                  ------------    ------------    ------------

Net asset value at end of period .............    $       7.40    $       6.80    $       7.75
                                                  ============    ============    ============

Total return(B) ..............................           12.58%(D)       (6.24%)        (19.62%)(D)
                                                  ============    ============    ============

Net assets at end of period (000's) ..........    $     23,875    $     19,281    $     11,986
                                                  ============    ============    ============

Ratio of net expenses to average net assets(C)            0.96%(E)        0.99%           0.99%(E)

Ratio of net investment income to average
net assets ...................................            7.15%(E)        5.58%           5.33%(E)

Portfolio turnover rate ......................              14%(E)          17%              9%(E)

(A) Represents the period from the initial public offering of Class A shares (March 2, 1998) through December 31, 1998.
(B)  Total returns shown exclude the effect of applicable sales loads.
(C) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.48%(E), 2.11% and 3.30%(E) for the periods ended June 30, 2000, December 31, 1999 and 1998, respectively (Note 3).
(D)  Not annualized.
(E)  Annualized.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND-- CLASS B
FINANCIAL HIGHLIGHTS
===========================================================================================================
                                              Per Share Data for a Share Outstanding Throughout Each Period
-----------------------------------------------------------------------------------------------------------
                                                                                SIX MONTHS
                                                                                   ENDED          YEAR
                                                                                 JUNE 30,         ENDED
                                                                                   2000       DECEMBER 31,
                                                                               (UNAUDITED)        1999
-----------------------------------------------------------------------------------------------------------

Net asset value at beginning of period ...................................    $       6.88    $       8.16
                                                                              ------------    ------------
Income (loss) from investment operations:
        Net investment income ............................................            0.20            0.17
        Net realized and unrealized gains (losses) on investments ........            0.61           (1.20)
                                                                              ------------    ------------
Total from investment operations .........................................            0.81           (1.03)
                                                                              ------------    ------------
Less distributions:
        Dividends from net investment income .............................           (0.20)          (0.17)
        Return of capital ................................................            --             (0.08)
                                                                              ------------    ------------
Total distributions ......................................................           (0.20)          (0.25)
                                                                              ------------    ------------

Net asset value at end of period .........................................    $       7.49    $       6.88
                                                                              ------------    ------------

Total return(B) ..........................................................           11.98%(D)      (12.73%)(D)
                                                                              ------------    ------------

Net assets at end of period (000's) ......................................    $      2,896    $      1,306
                                                                              ------------    ------------

Ratio of net expenses to average net assets(C) ...........................            1.59%(E)        1.72%(E)

Ratio of net investment income to average net assets .....................            9.67%(E)        5.77%(E)

Portfolio turnover rate ..................................................              14%(E)          17%(E)

(A) Represents the period from the initial public offering of Class B shares (May 7, 1999) through December 31, 1999.
(B)  Total return shown excludes the effect of applicable sales loads.
(C) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.47%(E) and 3.28%(E) for the periods ended June 30, 2000 and December 31, 1999, respectively (Note
     3).
(D)  Not annualized.
(E)  Annualized.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND-- CLASS C
FINANCIAL HIGHLIGHTS
===========================================================================================================
                                              Per Share Data for a Share Outstanding Throughout Each Period
-----------------------------------------------------------------------------------------------------------
                                                                                SIX MONTHS
                                                                                   ENDED          YEAR
                                                                                 JUNE 30,         ENDED
                                                                                   2000       DECEMBER 31,
                                                                               (UNAUDITED)       1999(A)
-----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...................................    $       6.86    $       8.09
                                                                              ------------    ------------

Income (loss) from investment operations:
        Net investment income ............................................            0.21            0.20
        Net realized and unrealized gains (losses) on investments ........            0.61           (1.17)
                                                                              ------------    ------------
Total from investment operations .........................................            0.82           (0.97)
                                                                              ------------    ------------
Less distributions:
        Dividends from net investment income .............................           (0.21)          (0.20)
        Return of capital ................................................            --             (0.06)
                                                                              ------------    ------------
Total distributions ......................................................           (0.21)          (0.26)
                                                                              ------------    ------------

Net asset value at end of period .........................................    $       7.47    $       6.86
                                                                              ------------    ------------

Total return(B) ..........................................................           12.11%(D)      (12.06%)(D)
                                                                              ------------    ------------

Net assets at end of period (000's) ......................................    $      2,265    $      1,275
                                                                              ------------    ------------

Ratio of net expenses to average net assets(C) ...........................            1.58%(E)        1.73%(E)

Ratio of net investment income to average net assets .....................            3.03%(E)        5.59%(E)

Portfolio turnover rate ..................................................              14%(E)          17%(E)

(A) Represents the period from the initial public offering of Class C shares (May 5, 1999) through December 31, 1999.
(B)  Total return shown excludes the effect of applicable sales loads.
(C) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.49%(E) and for the periods ended June 30, 2000 and December 31, 1999, respectively (Note 3).
(D)  Not annualized.
(E)  Annualized.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS
June 30, 2000 (Unaudited)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 97.0%                                   SHARES        VALUE
--------------------------------------------------------------------------------
APARTMENT/RESIDENTIAL-- 23.6%
Alexandria Real Estate .............................      3,600     $    123,525
AMLI Residential Properties Trust ..................      4,300          101,318
Apartment Investment & Management Company - Class A      16,900          730,925
Archstone Communities Trust ........................     35,000          737,187
Associated Estates Realty Corp. ....................      4,900           34,300
Avalon Bay Communities, Inc. .......................     16,674          696,139
BRE Properties, Inc. - Class A .....................     11,300          326,288
Camden Property Trust ..............................      9,575          281,266
Chateau Communities, Inc. ..........................      7,200          203,400
Colonial Properties Trust ..........................      5,500          150,562
Cornerstone Realty Income Trust, Inc. ..............      9,100           91,000
Equity Residential Properties Trust ................     32,255        1,483,730
Essex Property Trust, Inc. .........................      4,600          193,200
Gables Residential Trust ...........................      6,100          157,456
Home Properties of NY, Inc. ........................      5,100          153,000
Manufactured Home Communities, Inc. ................      5,600          134,050
Mid-America Apartment Communities, Inc. ............      4,400          105,600
Pennsylvania Real Estate Investment Trust ..........      3,400           58,225
Post Properties, Inc. ..............................      9,900          435,600
Smith (Charles E.) Residential Realty, Inc. ........      5,300          201,400
Summit Properties, Inc. ............................      6,600          138,600
Sun Communities, Inc. ..............................      4,400          147,125
United Dominion Realty Trust, Inc. .................     26,000          286,000
                                                                    ------------
                                                                       6,969,896
                                                                    ------------

DIVERSIFIED-- 9.8%
Capital Automotive Realty ..........................      5,200           73,450
Duke-Weeks Realty Corp. ............................     31,840          712,420
Franchise Finance Corp. of America .................     14,200          326,600
Glenborough Realty Trust, Inc. .....................      7,400          129,037
Liberty Property Trust .............................     16,900          438,343
National Golf Properties, Inc. .....................      3,400           71,825
Pacific Gulf Properties, Inc. ......................      5,200          130,325
Spieker Properties, Inc. ...........................     16,400          774,900
U.S. Restaurant Properties, Inc. ...................      3,900           34,856
Washington Real Estate Investment Trust ............      9,000          160,875
                                                                    ------------
                                                                       2,852,632
                                                                    ------------

HEALTH CARE-- 4.0%
Health Care Property Investors, Inc. ...............     12,878          350,925
Health Care REIT, Inc. .............................      7,200          117,000
Healthcare Realty Trust, Inc. ......................     10,133          172,894
HRPT Properties Trust ..............................     33,200          230,325
LTC Properties, Inc. ...............................      6,500           38,594

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 97.0% (Continued)                       SHARES        VALUE
--------------------------------------------------------------------------------
HEALTH CARE-- 4.0% (Continued)
National Health Investors, Inc.                           6,100     $     67,100
Nationwide Health Properties, Inc.                       11,600          161,675
OMEGA Healthcare Investors, Inc.                          5,000           22,500
                                                                    ------------
                                                                       1,161,013
                                                                    ------------
HOTEL-- 5.2%
Equity Inns, Inc. ..................................      9,100           55,737
FelCor Lodging Trust, Inc. .........................     13,800          255,300
Hospitality Properties Trust .......................     14,200          320,388
Host Marriott Corp. ................................     55,400          519,375
MeriStar Hospitality Corp. .........................     11,600          243,600
RFS Hotel Investors, Inc. ..........................      6,200           72,850
Winston Hotels, Inc. ...............................      4,200           31,500
                                                                    ------------
                                                                       1,498,750
                                                                    ------------
INDUSTRIAL/OFFICE-- 30.0%
AMB Property Corp. .................................     21,100          481,343
Arden Realty, Inc. .................................     15,900          373,650
Bedford Property Investors, Inc. ...................      4,700           87,244
Boston Properties, Inc. ............................     17,100          660,488
Brandywine Realty Trust ............................      9,100          174,038
Cabot Industrial Trust .............................     10,200          200,813
CarrAmerica Realty Corp. ...........................     16,900          447,850
CenterPoint Properties Corp. .......................      5,200          211,900
Cousins Properties, Inc. ...........................      8,200          315,700
Crescent Real Estate Equities Co. ..................     29,100          596,550
EastGroup Properties, Inc. .........................      3,900           82,144
Equity Office Properties Trust .....................     75,071        2,069,146
First Industrial Realty Trust, Inc. ................      9,800          289,100
Highwoods Properties, Inc. .........................     15,000          360,000
Kilroy Realty Corp. ................................      6,600          171,188
Koger Equity, Inc. .................................      6,700          113,063
Mack-Cali Realty Corp. .............................     14,800          380,175
Parkway Properties, Inc. ...........................      2,500           76,250
Prentiss Properties Trust ..........................      9,100          218,400
ProLogis Trust .....................................     40,890          871,468
Reckson Associates Realty Corp. ....................     12,900          306,375
SL Green Realty Corp. ..............................      6,100          163,175
                                                                    ------------
                                                                       8,650,060
                                                                    ------------
MORTGAGE-- 1.0%
Thornburg Mortgage, Inc. ...........................      5,300           38,094
                                                                    ------------

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 97.0% (Continued)                       SHARES        VALUE
--------------------------------------------------------------------------------
RETAIL CENTERS-- 20.5%
Bradley Real Estate, Inc. ..........................      5,600     $    119,350
Burnham Pacific Properties, Inc. ...................      8,000           55,000
CBL & Associates Properties, Inc. ..................      6,300          157,106
Chelsea GCA Realty, Inc. ...........................      4,000          138,250
Commercial Net Lease Realty ........................      7,600           79,800
Developers Diversified Realty Corp. ................     15,500          231,531
Federal Realty Investment Trust ....................      9,900          198,000
General Growth Properties, Inc. ....................     13,100          415,925
Glimcher Realty Trust ..............................      6,000           86,250
IRT Property Co. ...................................      8,000           68,000
JDN Realty Corp. ...................................      8,500           86,594
JP Realty, Inc. ....................................      4,100           73,031
Kimco Realty Corp. .................................     15,300          627,300
Kramont Realty Trust ...............................      6,600           61,875
Macerich Co. (The) .................................      8,600          189,738
Mills Corp. ........................................      6,000          112,875
New Plan Excel Realty Trust ........................     22,060          286,780
Pan Pacific Retail PPTYS ...........................      5,400          108,675
Realty Income Corp. ................................      6,700          157,869
Rouse Co. Reits-Reg. Malls .........................     17,700          438,075
Simon Property Group, Inc. .........................     42,900          951,844
Taubman Centers, Inc. ..............................     13,200          145,200
Urban Shopping Centers, Inc. .......................      4,500          151,594
Vornado Realty Trust ...............................     21,800          757,550
Weingarten Realty Investors ........................      6,700          270,513
                                                                    ------------
                                                                       5,968,725
                                                                    ------------
SELF STORAGE-- 4.2%
Public Storage, Inc. ...............................     32,434          760,172
Public Storage - Class A ...........................        888           18,426
Shurgard Storage Centers, Inc. - Class A ...........      7,400          166,500
Sovran Self Storage, Inc. ..........................      3,100           66,456
Storage USA, Inc. ..................................      7,000          206,500
                                                                    ------------
                                                                       1,218,054
                                                                    ------------

TOTAL COMMON STOCKS (Cost $28,274,443) .............                $ 28,357,224
                                                                    ------------

CASH EQUIVALENTS-- 1.7% (Cost $489,956)
Firstar Stellar Treasury Fund ......................    489,956     $    489,956
                                                                    ------------

TOTAL INVESTMENT SECURITIES-- 99.0% (Cost $28,764,399)              $ 28,847,180

OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.0% .......                     189,072
                                                                    ------------

NET ASSETS-- 100.0% ................................                $ 29,036,252
                                                                    ============

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES
The Wells S&P REIT Index Fund (the Fund) is a diversified series of the Wells Family of Real Estate Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on June 4, 1997. The Fund was capitalized on December 22, 1997, when Leo F. Wells III, the President of the Fund's investment adviser, Wells Asset Management, Inc. (the Adviser), purchased the initial 10,000 shares of the Fund at $10 per share. The public offering of Class A shares of the Fund commenced on March 2, 1998. The Fund had no operations prior to the public offering of Class A shares except for the initial issuance of shares. The public offering of Class B shares and Class C shares commenced on May 7, 1999 and May 5, 1999, respectively.

The Fund seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite Index (the Index) by investing in the stocks included in the Index.

The Fund offers three classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to 0.25% of the average daily net assets attributable to Class A shares), Class B shares (sold subject to a maximum 5% contingent deferred sales load if redeemed within six years of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class B shares) and Class C shares (sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class C shares). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (1) Class B shares and Class C shares bear the expenses of higher distribution fees; (2) Class B shares automatically convert to Class A shares after approximately eight years, resulting in lower annual expenses; (3) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (4) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on stock exchanges or quoted by NASDAQ are valued at their last sales price on the principal exchange where the security is traded or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at their last sales price or, if not available, at their last quoted bid price.

Share valuation -- The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding, rounded to the nearest cent. The maximum offering price per share of Class A shares of the Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class B shares and Class C shares is equal to the net asset value per share.

The redemption price per share of each class of shares of the Fund is equal to the net asset value per share. However, Class B shares are subject to a maximum contingent deferred sales load of 5% on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase. Class C shares are subject to a contingent deferred sales load of 1% on amounts redeemed within one year of purchase.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Distributions to shareholders -- Distributions to shareholders arising from net investment income are declared and paid quarterly. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Allocations between classes -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Organization expenses -- Expenses of organization, net of certain expenses paid by the Adviser, have been capitalized and are being amortized on a straight-line basis over five years.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

As of December 31, 1999, the Fund had capital loss carryforwards for federal income tax purposes of $357,546, which expire on December 31, 2007. In addition, the Fund elected to defer until its subsequent tax year $141,835 of capital losses incurred after October 31, 1999. These capital loss carryforwards and "post-October" losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distribution to shareholders.

As of June 30, 2000, net unrealized depreciation on investments was $809,680 for federal income tax purposes, of which $1,711,483 related to appreciated securities and $2,521,163 related to depreciated securities based on a federal income tax cost basis of $29,656,860. The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

2.   INVESTMENT TRANSACTIONS
During the six months ended June 30, 2000, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $6,622,480 and $1,654,949, respectively.

3.   TRANSACTIONS WITH AFFILIATES
Certain trustees and officers of the Trust are also officers of the Adviser or of Integrated Fund Services, Inc. (IFS), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Trust.

ADVISORY AGREEMENT
The Adviser provides general investment supervisory services to the Fund and manages the Fund's business affairs pursuant to the terms of an Advisory Agreement between the Adviser and the Trust. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Fund.

In order to reduce the operating expenses of the Fund, the Adviser voluntarily waived its entire investment advisory fees of $61,998 and reimbursed the Fund for $13,576 of other common operating expenses, reimbursed $3,616 and $3,603 of Class B and Class C expenses, respectively, during the six months ended June 30, 2000.

SUB-ADVISORY AGREEMENT
Gateway Investment Advisers, L.P. (the Sub-Adviser) has been retained by the Adviser to manage the Fund's investments pursuant to the terms of a Sub-Advisory Agreement between the Sub-Adviser, the Adviser and the Trust. The Adviser (not the Fund) pays the Sub-Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.15% of the Fund's average daily net assets up to $100 million; 0.10% of such net assets from $100 million to $200 million; and 0.07% of such net assets in excess of $200 million, subject to a $3,000 minimum monthly fee.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, IFS supplies non-investment related administrative and compliance services for the Fund. IFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, IFS receives a monthly fee from the Fund at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such net assets from $50 million to $100 million; and 0.10% of such net assets in excess of $100 million, subject to a $1,000 minimum monthly fee.

TRANSFER AGENT AND SHAREHOLDER SERVICING AGREEMENT
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee from the Fund at an annual rate of $20 per shareholder account, subject to a $1,200 minimum monthly fee for each class of shares. In addition, the Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, IFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, IFS receives a monthly fee from the Fund, based on current net assets and the number of classes of shares, of $4,000. In addition, the Fund pays IFS certain out-of-pocket expenses incurred by IFS in obtaining valuations of the Fund's portfolio securities.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement, Wells Investment Securities, Inc. (the Underwriter) serves as the exclusive agent for the distribution of shares of the Fund. For these services, the Underwriter earned $15,642, $1,611 and $228 from underwriting and broker commissions on the sale of Class A, Class B and Class C shares of the Fund, respectively, during the six months ended June 30, 2000. The Underwriter is an affiliate of the Adviser.

PLANS OF DISTRIBUTION
The Trust has adopted three separate plans of distribution under which each class of shares of the Fund may directly incur or reimburse the Underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Class A Plan is 0.25% of the Fund's average daily net assets attributable to Class A shares. The annual limitation for payment of expenses pursuant to the Class B Plan and the Class C Plan is 1.00% of the Fund's average daily net assets attributable to Class B shares and Class C shares, respectively. For the six months ended June 30, 2000, the Fund paid Class A, Class B and Class C distribution expenses of $2,108, $141 and $196, respectively.

4.   CAPITAL SHARE TRANSACTIONS
Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

------------------------------------------------------------------------------------------
                                                                  Six Months
                                                                    Ended        Period
                                                                   June 30,      Ended
                                                                     2000       Dec. 31,
                                                                 (Unaudited)      1999
------------------------------------------------------------------------------------------
CLASS A
Shares sold ..................................................     719,920      1,582,826
Shares issued in reinvestment of distributions to shareholders      91,679        141,650
Shares redeemed ..............................................    (417,119)      (437,158)
                                                                  --------     ----------

Net increase in shares outstanding ...........................     394,480      1,287,318
Shares outstanding, beginning of period (Note 1) .............    2,834,007     1,546,689
                                                                  --------     ----------
Shares outstanding, end of period ............................    3,228,487     2,834,007
                                                                  ========     ==========
CLASS B
Shares sold ..................................................     196,077        186,532
Shares issued in reinvestment of distributions to shareholders       5,647          3,888
Shares redeemed ..............................................      (5,152)          (657)
                                                                  --------     ----------
Net increase in shares outstanding ...........................     196,572        189,763
Shares outstanding, beginning of period ......................     189,763           --
                                                                  --------     ----------
Shares outstanding, end of period ............................     386,355        189,763
                                                                  ========     ==========
CLASS C
Shares sold ..................................................     132,671        225,698
Shares issued in reinvestment of distributions to shareholders       6,541          4,226
Shares redeemed ..............................................     (21,881)       (44,089)
                                                                  --------     ----------
Net increase in shares outstanding ...........................     117,331        185,835
Shares outstanding, beginning of period ......................     185,835           --
                                                                  --------     ----------
Shares outstanding, end of period ............................     303,166        185,835
                                                                  ========     ==========

14